Consolidated Balance Sheets (FY) (Parenthetical) - $ / shares	Sep. 30, 2019	Apr. 03, 2019
Stockholder's Equity:
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	1,000	1,000
Common stock, shares issued (in shares)	1,000	1,000
Common stock, shares outstanding (in shares)	1,000	1,000